Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 1,292,163	$ 1,678,839
Accrued liabilities	100,849	300,134
Accounts payable and accrued liabilities	$ 1,393,012	$ 1,978,973